Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Shares and Common Share Equivalents Excluded From the Calculation of Diluted Net Loss per Common Share

The following table summarizes the number of common shares and common share equivalents excluded from the calculation of diluted net loss per common share for the six months ended June 30, 2023 and 2022:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Options	341,034	370,760	346,252	370,760
Warrants	77,179,810	1,737,626	40,995,661	1,310,999
Convertible preferred stock	13	1,503,728	13	1,503,728
Rights to common stock	—	52,513	—	52,513
Total	77,520,857	3,664,627	41,341,926	3,238,000
The following table summarizes the number of common shares and common share equivalents excluded from the calculation of diluted net loss per common share for the years ended December 31, 2022 and 2021:
	For the Years Ended December 31,
	2022	2021
Options	351,587	252,006
Warrants	6,212,026	1,285,428
Convertible preferred stock	13	525,345
Earnout reserve	—	147,493
Totals	6,563,626	2,210,272